June 27, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541, 811-21872

Dear Sir/Madam:

On behalf of the Mutual Fund Series Trust, a registered investment company (the “Trust”), we submit with this letter, via electronic filing, a definitive proxy statement on behalf of the AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund and AmericaFirst Quantitative Strategies Fund (each a "Fund" and collectively the "Funds") each a series of the Trust.  The primary purpose of the proxy statement is to solicit shareholder approval of a plan of reorganization with respect to each Fund.

If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or JoAnn Strasserat (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP